RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Due to Related Parties, Current					$ 3,277,471		$ 1,058,623
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 0	$ 17,698
Mr. Yonghong Che
Equity Method Investment, Ownership Percentage				9.30%	9.30%
Mr. Haigang Yan
Due to Related Parties, Current					$ 3,065,181
Equity Method Investment, Ownership Percentage				9.30%	9.30%
Loan borrowed | ¥				¥ 20,000,000
Mr. Bingshan Guo
Due to Related Parties, Current					$ 212,290		198,556
Equity Method Investment, Ownership Percentage				23.30%	23.30%
Mr. Xiangyang Guo
Due to Related Parties, Current							$ 860,067
Loan borrowed | ¥				¥ 1,000,000		¥ 6,000,000
Hongxing
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 0	$ 17,698